Consolidated statement of cash flows - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities
Profit for the year	£ 2,799	£ 1,454	£ 3,337
Taxation	907	589	898
Share of after tax results of associates and joint ventures	(334)	(282)	(312)
Net finance charges	373	353	263
Non-operating items	(14)	23	(144)
Operating profit	3,731	2,137	4,042
Increase in inventories	(443)	(366)	(434)
(Increase)/decrease in trade and other receivables	(446)	523	11
Increase/(decrease) in trade and other payables and provisions	1,220	(485)	201
Net decrease/(increase) in working capital	331	(328)	(222)
Depreciation, amortisation and impairment	447	1,839	374
Dividends received	290	4	168
Post employment payments less amounts included in operating profit	(30)	(109)	(121)
Other items	88	(14)	64
Adjustments to reconcile profit (loss), Total	795	1,720	485
Cash generated from operations	4,857	3,529	4,305
Interest received	89	185	216
Interest paid	(440)	(493)	(468)
Taxation paid	(852)	(901)	(805)
Interest and income taxes paid (received), classified as operating activities	(1,203)	(1,209)	(1,057)
Net cash inflow from operating activities	3,654	2,320	3,248
Cash flows from investing activities
Disposal of property, plant and equipment and computer software	13	14	32
Purchase of property, plant and equipment and computer software	(626)	(700)	(671)
Movements in loans and other investments	(4)	0	(1)
Sale of businesses and brands	14	11	426
Acquisition of businesses	(488)	(130)	(56)
Net cash outflow from investing activities	(1,091)	(805)	(270)
Cash flows from financing activities
Share buyback programme	(109)	(1,282)	(2,775)
Proceeds from issue of share capital	0	1	1
Net sale of own shares for share schemes	49	54	50
Dividends paid to non-controlling interests	(77)	(111)	(112)
Proceeds from bonds	1,031	5,188	2,766
Repayment of bonds	(1,247)	(820)	(1,168)
Purchase of shares of non-controlling interests	(42)	(62)	(784)
Net movements in other borrowings	(753)	(285)	721
Equity dividends paid	(1,646)	(1,646)	(1,623)
Net cash (outflow)/inflow from financing activities	(2,794)	1,037	(2,924)
Net (decrease)/increase in net cash and cash equivalents	(231)	2,552	54
Exchange differences	(285)	(120)	(26)
Net cash and cash equivalents at beginning of the year	3,153	721	693
Net cash and cash equivalents at end of the year	2,637	3,153	721
Net cash and cash equivalents consist of:
Cash and cash equivalents	2,749	3,323	932
Bank overdrafts	£ (112)	£ (170)	£ (211)